Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
STOCK BASED COMPENSATION
Summary of restricted stock awards

	Shares	Weighted average purchase price per share
Unvested at December 31, 2014	15,387	$0.69
Granted	194,694	5.73
Vested	(128,955)	5.13

Unvested at September 30, 2015(1)	81,126	$5.73

(1)
Excludes 72,463 shares of unvested restricted stock remaining from the early exercise of stock options as of September 30, 2015.

	Number of Shares	Weighted-Average Grant Date Fair Value
Unvested at December 31, 2012	203,342	$0.62
Vesting of restricted stock	(89,308)	0.55
Performance Adjustment	(58,736)	0.62

Unvested at December 31, 2013	55,298	0.69
Grant of restricted stock	10,869	1.24
Vesting of restricted stock	(50,780)	0.62

Unvested at December 31, 2014	15,387	$0.69

Summary of stock option activity

	Shares	Weighted- average exercise price per share	Weighted- average remaining contractual term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2014	281,029	$0.69
Granted	1,197,452	10.47
Exercised	(121,729)	3.89
Cancelled	(506)	2.06

Outstanding at September 30, 2015	1,356,246	$9.04	9.2	$17,722

Exercisable at September 30, 2015	208,438	$2.65	7.9	$4,056

Vested and expected to vest at September 30, 2015	1,341,543	$9.13	9.2	$18,595

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2012	323,488	$1.73	6.94	$8
Granted	146,730	0.48
Exercised	(1,077)	0.62
Cancelled	(9,559)	2.76
Modification	(229,791)	1.17

Outstanding at December 31, 2013	229,791	1.17	7.02	117
Granted	89,641	0.28
Exercised	(32,390)	2.21		—
Cancelled	(6,013)	4.42

Outstanding at December 31, 2014	281,029	$0.69	7.49	$1,505

Vested and expected to vest at December 31, 2014	247,139	$0.83	4.31	$1,293
Exercisable at December 31, 2014	121,304	$1.38	4.31	$570

Schedule of weighted-average assumptions used in Black-Scholes option-pricing model

	Nine months ended September 30,
	2014	2015
Risk-free interest rate	1.8%	1.7%
Dividend yield	—	—
Volatility	77%	77%
Expected term (years)	6.25	6.21

	Years Ended December 31,
	2013	2014
Risk-free interest rate	1.09% – 1.22%	1.80%
Expected volatility	87.8%	77.1%
Expected term (in years)	6.25	6.25
Expected dividend yield	0.0%	0.0%